Consolidated Statements of Equity - USD ($) $ in Millions		Total	Common Stock $1 par	Additional Paid-in Capital	Retained Income	Accumulated Other Comprehensive Loss	Less: Treasury Stock	Total MHFI Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2011		$ 1,584	$ 412	$ 94	$ 7,667	$ (425)	$ 6,240	$ 1,508	$ 76
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		365			437	(92)		345	20
Dividends		(1,011)			(989)			(989)	(22)
Noncontrolling interest transactions		(223)		350	(573)			(223)
Share repurchases		(298)		50			345	(295)	(3)
Employee stock plans, net of tax benefit		438		(2)			(440)	438
Change in redemption value of redeemable noncontrolling interest		(17)			(17)			(17)
Other		2						0	2
Ending Balance at Dec. 31, 2012		840	412	492	6,525	(517)	6,145	767	73
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		1,715			1,376	321		1,697	18
Dividends		(325)			(315)			(315)	(10)
Noncontrolling interest transactions		(22)						0	(22)
Share repurchases		(989)					989	(989)
Employee stock plans, net of tax benefit		343		(45)			(388)	343
Change in redemption value of redeemable noncontrolling interest		11			11			11
Increase in CRISIL ownership		(233)			(216)			(216)	(17)
Other		4			3			3	1
Ending Balance at Dec. 31, 2013		1,344	412	447	7,384	(196)	6,746	1,301	43
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		(423)			(115)	(318)		(433)	10
Dividends		(332)			(324)			(324)	(8)
Noncontrolling interest transactions		(91)
Share repurchases		(346)					352	(352)	6
Employee stock plans, net of tax benefit		295		46			(249)	295
Change in redemption value of redeemable noncontrolling interest		(1)			(1)			(1)
Other		2			2			2	0
Ending Balance at Dec. 31, 2014		539	412	493	6,946	(514)	6,849	488	51
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	[1]	664			656	3		659	5
Dividends		(186)			(180)			(180)	(6)
Noncontrolling interest transactions		(34)
Share repurchases		(273)					274	(274)	1
Employee stock plans, net of tax benefit		55		(58)			(112)	54	1
Change in redemption value of redeemable noncontrolling interest		16			16			16
Ending Balance at Jun. 30, 2015		$ 815	$ 412	$ 435	$ 7,438	$ (511)	$ 7,011	$ 763	$ 52

[1]	Excludes $50 million attributable to our redeemable noncontrolling interest.